SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of supplementary cash flow information [abstract]
Disclosure of supplements cash flow information [Table Text Block]
	For the year ended December 31,
	2020	2019
Change in non-cash working capital items
Accounts receivable	7,409	713
Inventories	(11,292)	(4,634)
Prepaids	(1,584)	(1,326)
Accounts payable and accrued liabilities	2,967	(463)
Interest payable	(7)	(17)
Income tax payable	(820)	(887)
	(3,327)	(6,614)
Non-cash investing and financing activities
Assets acquired under capital lease	4,267	1,780
ROU assets	3,864	9,355